Revenue Recognition	9 Months Ended
Sep. 30, 2021
Revenue Recognition [Abstract]
Revenue Recognition

Note 12 - Revenue Recognition

We recognize revenue when our customers obtain control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services, in accordance with implemented Topic 606 - an update to Topic 605. Revenue amounts presented in our consolidated financial statements are recognized net of sales tax, value-added taxes, and other taxes.

In the normal course of business, we recognize revenue based on the customers’ attendance of the course, mentoring training, coaching session or delivery of the software, data or course materials on-line. After a customer contract expires, we record breakage revenue less a reserve for cases where we allow a customer to attend after expiration. As of September 30, 2021, we have deferred revenue of $4.3 million related to contractual commitments with customers where the performance obligation will be satisfied over time, which ranges from six to twenty-four months. The revenue associated with these performance obligations is recognized as the obligation is satisfied. As of September 30, 2021, we maintain a reserve for breakage of $2.0 million for the fulfillment of our obligation to students whose contracts expired during our COVID-19 60-day operational hiatus during Q2 2020 (see Note 1 – “General”).

The following tables disaggregate our segment revenue by revenue source:

	Three Months Ended September 30, 2021				Three Months Ended September 30, 2020
	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Revenue Type:
Seminars	$1,272	$—	$—	$1,272	$6,783	$47	$141	$6,971
Products	107	—	—	107	70	—	—	70
Coaching and Mentoring	—	—	—	—	7	—	3	10
Online and Subscription	—	—	—	—	351	—	37	388
Other	—	—	—	—	—	—	—	—
Total revenue	$1,379	$—	$—	$1,379	$7,211	$47	$181	$7,439

	Nine Months Ended September 30, 2021				Nine Months Ended September 30, 2020
	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Revenue Type:
Seminars	$4,300	$880	$—	$5,180	$17,940	$245	$425	$18,610
Products	198	—	—	198	464	—	—	464
Coaching and Mentoring	—	—	—	—	1,050	—	3	1,053
Online and Subscription	11	—	—	11	1,281	—	40	1,321
Other	163	1,809	—	1,972	116	—	—	116
Total revenue	$4,672	$2,689	$—	$7,361	$20,851	$245	$468	$21,564